Material partly-owned subsidiaries (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Mar. 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Total equity	S/ 1,506,708		S/ 1,980,029	S/ 2,046,134	S/ 2,070,685
Attributable to:
Equity holders of parent	1,506,560		1,867,440
Non-controlling interest	148		112,589
Fosfatos del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Cash, inventories and other current assets			14,450
Other receivables, property, plant and equipment and other non-current assets			324,786
Trade and other payables current			(3,495)
Total equity			335,741
Attributable to:
Equity holders of parent			235,019
Non-controlling interest		S/ 100,357	100,722
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Cash, inventories and other current assets	587		593
Other receivables, property, plant and equipment and other non-current assets			47,068
Trade and other payables current			(382)
Total equity	587		47,279
Attributable to:
Equity holders of parent	440		35,412
Non-controlling interest	S/ 147		S/ 11,867